Loss Per Share - Schedule of Basic Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic Loss Per Share [Abstract]
Net loss for the year	$ (75,018)	$ (53,516)	$ (60,776)
The weighted average of the number of ordinary shares (in thousands)	64,790	58,673	56,368
Basic loss per share	$ (1.16)	$ (0.91)	$ (1.08)
Diluted loss per share	$ (1.16)	$ (0.91)	$ (1.08)